Revenues (Tables)	3 Months Ended
Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Schedule of disaggregated by geographical region
	Three months ended March 31,
	2023	2022
	(U.S. $ in thousands)
Americas
Systems	$21,186	$28,982
Consumables	32,572	31,354
Service	36,322	38,231
Total Americas	90,080	98,567

EMEA
Systems	11,402	15,076
Consumables	18,911	17,825
Service	7,567	7,153
Total EMEA	37,880	40,055

Asia Pacific
Systems	7,864	10,458
Consumables	9,036	9,377
Service	4,517	4,972
Total Asia Pacific	21,417	24,807

Total Revenues	$149,377	$163,429

Schedule of revenue recognition
	Three months ended March 31,
	2023	2022
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$100,971	$113,073
Services	13,691	12,492
Total revenues recognized in point in time	114,662	125,565

Revenues recognized over time from:
Services	34,715	37,864
Total revenues recognized over time	34,715	37,864

Total Revenues	$149,377	$163,429

Schedule of deferred revenue
	March 31,	December 31,
	2023	2022
	U.S. $ in thousands
Deferred revenue*	$79,213	$75,434

*Includes $25.4 million and $25.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2023 and December 31, 2022, respectively.